NOTES PAYABLE (Details 1) - MG Cleaners Llc [Member] - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Notes Payable [Abstract]
Balance at Beginning		$ 509,635	$ 533,940	$ 533,940	$ 467,714
Note issued secured by accounts receivable		25	70,700	70,700	290,446
Less: payments on notes payable	$ (50,000)	(148,014)	(58,743)	(95,005)	(224,220)
Balance at End		361,646	545,897	509,635	533,940
Less - current maturities, net		(125,130)	(262,201)	(275,446)	(211,098)
Long-term notes payable, net		236,516	283,696	234,189	322,842
Notes Payable One [Member]
Notes Payable [Abstract]
Note issued secured by accounts receivable		322,303	70,700	70,700	202,093
Notes Payable Two [Member]
Notes Payable [Abstract]
Note issued secured by accounts receivable		$ 25	$ 0	$ 0	$ 88,353